Vert Global Sustainable Real Estate Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 100.6%	Shares	Value
Diversified REITs - 7.6%
Activia Properties, Inc.	302	$821,124
Alexander & Baldwin, Inc.	30,539	502,977
American Assets Trust, Inc.	20,869	457,240
British Land Co. PLC	382,197	1,908,064
Charter Hall Long Wale REIT	273,916	682,646
Covivio SA	19,624	1,010,946
Cromwell European Real Estate Investment Trust(a)	47,719	71,120
Daiwa House REIT Investment Corp.	960	1,640,332
Dream Impact Trust	2,075	7,084
Empire State Realty Trust, Inc. - Class A	54,897	556,107
GPT Group	800,566	2,386,865
Growthpoint Properties Australia Ltd.	108,966	180,567
Growthpoint Properties Ltd.	1,467,637	872,696
Hulic Reit, Inc.	556	565,019
ICADE	13,274	359,830
KDX Realty Investment Corp.	88	93,556
Land Securities Group PLC	306,011	2,544,390
Merlin Properties Socimi SA	141,251	1,521,690
Mirvac Group	1,656,465	2,550,403
Mori Trust Reit, Inc.	15	7,225
Nomura Real Estate Master Fund, Inc.	1,781	1,760,465
NTT UD REIT Investment Corp.	599	488,002
Picton Property Income Ltd.	143,447	118,148
Redefine Properties Ltd.	2,715,996	566,542
Schroder Real Estate Investment Trust Ltd.	162,778	86,159
Sekisui House Reit, Inc.	1,748	937,841
Stockland	1,003,454	3,175,073
Suntec Real Estate Investment Trust	860,100	688,284
Tokyu REIT, Inc.	11	11,702
Tritax EuroBox PLC	287,940	197,511
		26,769,608

Health Care REITs - 8.7%
Aedifica SA	18,118	1,114,360
Assura PLC	58,010	31,013
Cofinimmo SA	13,735	899,666
Healthpeak Properties, Inc.	224,258	4,204,838
Ventas, Inc.	167,329	7,285,505
Welltower, Inc.(c)	183,053	17,104,471
		30,639,853

Hotel & Resort REITs - 3.0%
CapitaLand Ascott Trust	1,066,600	746,841
DiamondRock Hospitality Co.(c)	87,299	838,943
Hoshino Resorts REIT, Inc.	100	381,909
Host Hotels & Resorts, Inc.	292,175	6,042,180
Japan Hotel REIT Investment Corp.	2,009	1,052,653
RLJ Lodging Trust	64,665	764,340
Sunstone Hotel Investors, Inc.	79,899	890,075
		10,716,941

Industrial REITs - 19.2%
Advance Logistics Investment Corp.	283	226,819
Americold Realty Trust, Inc.	116,735	2,909,036
CapitaLand Ascendas REIT	1,558,100	3,197,938
Dexus Industria REIT	2,101	4,235
Dream Industrial Real Estate Investment Trust	54,019	526,119
Frasers Logistics & Commercial Trust	1,265,700	994,103
GLP J-Reit	1,940	1,625,372
Goodman Group	722,564	15,938,081
Goodman Property Trust	427,973	583,662
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	45,742	1,299,073
Industrial & Infrastructure Fund Investment Corp.	880	798,335
Japan Logistics Fund, Inc.	354	644,636
LaSalle Logiport REIT	801	820,344
LXP Industrial Trust(c)	7,751	69,914
Mapletree Logistics Trust	328,300	355,156
Mitsubishi Estate Logistics REIT Investment Corp.	210	534,210
Mitsui Fudosan Logistics Park, Inc.	54	162,344
Nippon Prologis REIT, Inc.	956	1,702,981
Prologis Property Mexico SAB de CV	283,761	1,238,037
Prologis, Inc.	138,216	17,998,488
Rexford Industrial Realty, Inc.(c)	87,783	4,415,485
Segro PLC	502,541	5,737,631
SOSiLA Logistics REIT, Inc.	306	246,668
STAG Industrial, Inc.(c)	73,967	2,843,291
TF Administradora Industrial S de RL de CV	277,668	757,409
Tritax Big Box REIT PLC	818,402	1,625,204
Warehouses De Pauw CVA	2,584	73,842
		67,328,413

Office REITs - 9.2%
Alexandria Real Estate Equities, Inc.(c)	69,277	8,930,498
Allied Properties Real Estate Investment Trust	25,900	338,188
Boston Properties, Inc.(c)	61,766	4,033,937
Brandywine Realty Trust	67,039	321,787
Cromwell Property Group	621,577	176,400
Derwent London PLC	38,487	1,054,052
Dexus(a)	461,076	2,379,378
Dream Office Real Estate Investment Trust	4,408	52,932
Franklin Street Properties Corp.	18,517	42,034
Gecina SA	18,855	1,927,387
Global One Real Estate Investment Corp.	406	291,868
Great Portland Estates PLC	86,496	423,733
Hudson Pacific Properties, Inc.	51,944	335,039
Inmobiliaria Colonial Socimi SA	113,169	670,999
Japan Excellent, Inc.	502	431,200
Japan Prime Realty Investment Corp.	70	155,175
Japan Real Estate Investment Corp.	546	1,944,524
JBG SMITH Properties	36,312	582,808
Kilroy Realty Corp.	43,605	1,588,530
Manulife US Real Estate Investment Trust	752,209	57,544
Nippon Building Fund, Inc.	631	2,522,417
NSI NV	7,701	158,024
Orix JREIT, Inc.	1,164	1,265,945
Precinct Properties New Zealand Ltd.	578,092	420,130
SL Green Realty Corp.(c)	1,886	103,975
Societe de la Tour Eiffel	402	4,602
Vornado Realty Trust(c)	64,235	1,848,041
Workspace Group PLC	53,022	343,272
		32,404,419

Residential REITs - 14.2%
Advance Residence Investment Corp.	568	1,257,260
Altarea SCA	1,655	140,132
Apartment Income REIT Corp.	3,723	120,886
AvalonBay Communities, Inc.	58,752	10,902,022
Centerspace	473	27,027
Comforia Residential REIT, Inc.	307	663,312
Dream Residential Real Estate Investment Trust	2,600	18,278
Equity LifeStyle Properties, Inc.	72,490	4,668,356
Equity Residential	149,842	9,456,529
Essex Property Trust, Inc.	26,669	6,528,838
Home Reit PLC(a)(d)	255,956	30,749
Irish Residential Properties REIT PLC	6,641	7,387
Killam Apartment Real Estate Investment Trust	23,142	317,738
Mid-America Apartment Communities, Inc.	3,018	397,108
Minto Apartment Real Estate Investment Trust	11,500	134,694
Nippon Accommodations Fund, Inc.	223	962,166
Sun Communities, Inc.(c)	50,173	6,451,244
UDR, Inc.(c)	129,935	4,860,868
UMH Properties, Inc.	24,314	394,859
UNITE Group PLC	161,420	1,994,275
Veris Residential, Inc.	28,852	438,839
Xior Student Housing NV	205	6,199
		49,778,766

Retail REITs - 17.4%
Brixmor Property Group, Inc.	8,108	190,133
CapitaLand Integrated Commercial Trust	2,267,712	3,326,963
Carmila SA	24,179	420,945
Charter Hall Retail REIT	217,540	526,535
Choice Properties Real Estate Investment Trust	65,034	662,234
Eurocommercial Properties NV	17,570	401,142
Federal Realty Investment Trust(c)	30,845	3,149,891
First Capital Real Estate Investment Trust	42,825	497,159
Frasers Centrepoint Trust	438,600	711,718
Hammerson PLC(a)	1,680,821	632,317
Immobiliare Grande Distribuzione SIIQ SpA	20,822	34,136
Japan Metropolitan Fund Invest	3,061	1,907,247
Kimco Realty Corp.	260,475	5,107,915
Kiwi Property Group Ltd.	526,745	264,661
Klepierre SA	89,521	2,320,374
Lar Espana Real Estate Socimi SA	20,159	157,191
Lendlease Global Commercial REIT	854,590	367,266
Macerich Co.(c)	94,060	1,620,654
Mapletree Pan Asia Commercial Trust	364,100	345,323
Mercialys SA	42,157	491,262
Regency Centers Corp.	68,144	4,126,801
RioCan Real Estate Investment Trust	58,813	802,717
Scentre Group	2,213,618	4,895,723
Shaftesbury Capital PLC	566,482	1,032,622
Simon Property Group, Inc.	132,775	20,777,959
Unibail-Rodamco-Westfield(a)	51,178	4,117,764
Vastned Belgium NV	37	1,175
Vastned Retail NV	4,372	106,003
Vicinity Ltd.	1,607,460	2,233,749
Wereldhave Belgium Comm VA	447	23,028
Wereldhave NV	15,062	234,894
		61,487,501

Specialized REITs - 21.3%
American Tower Corp.	86,725	17,135,992
Big Yellow Group PLC	74,555	1,002,090
Charter Hall Social Infrastructure REIT	148,040	261,736
Digital Realty Trust, Inc.	116,450	16,773,458
Equinix, Inc.	20,262	16,722,836
Extra Space Storage, Inc.(c)	86,495	12,714,765
Iron Mountain, Inc.	121,903	9,777,840
Safestore Holdings PLC	3,574	34,065
		74,422,782
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $333,126,690)		353,548,283

SHORT-TERM INVESTMENTS - 13.2%
Investments Purchased with Proceeds from Securities Lending - 13.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC(f)	45,983,209	45,983,209

Money Market Funds - 0.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(e)	471,500	471,500
TOTAL SHORT-TERM INVESTMENTS (Cost $46,454,709)		46,454,709

TOTAL INVESTMENTS - 113.8% (Cost $379,581,399)		$400,002,992
Liabilities in Excess of Other Assets - (13.8)%		(48,364,157)
TOTAL NET ASSETS - 100.0%		$351,638,835

Percentages are stated as a percent of net assets.

REIT – Real Estate Investment Trust
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $45,458,116 which represented 12.9% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30,749 or 0.0% of net assets as of March 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2024 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value driversare observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2024:

Vert Global Sustainable Real Estate Fund
	Level 1	Level 2	Level 3	Total
Assets:
Real Estate Investment Trusts	353,402,823	57,544	30,749	353,491,116
Common Stocks	57,167	–	–	57,167
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	45,983,209
Money Market Funds	471,500	–	–	471,500
Total Assets	353,931,490	57,544	30,749	400,002,992

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.